Joint Venture	12 Months Ended
Jan. 31, 2024
Joint Venture
Joint Ventures

17. Joint Venture

On December 17, 2018, the Company entered into a joint venture arrangement whereby the Company holds 50% of the issued and outstanding shares of Pivot-Cartagena Joint Venture Inc. (“Pivot-Cartagena JV).  Pivot-Cartagena JV was incorporated to develop and commercialize cannabis-infused non-alcoholic beverages using the industry expertise of its joint venture partner.  The Company and its joint venture partner each have 50% interest in the net assets and net income or loss of Pivot-Cartagena JV.  On October 27, 2021, the Pivot-Cartagena JV was dissolved.  There was no impact on the consolidated financial statements on the dissolution.